QuantX Risk Managed Growth ETF

QXGG

QuantX Risk Managed Multi-Asset Total Return ETF

QXTR

QuantX Dynamic Beta US Equity ETF

XUSA

Each a series of Northern Lights Fund Trust IV

Supplement dated January 8, 2019

to each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated March 30, 2018

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Portfolio Managers

Effective January 2, 2019, David Varadi no longer serves as a portfolio manager of the Funds, all references to David Varadi are deleted in their entirety. Keys Tinney, Managing Partner of Blue Sky Asset Management, LLC, remains the portfolio manager of the Funds.

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This Supplement, the Supplement dated November 7, 2018, the Funds’ Summary Prospectus, Prospectus, and Statement of Additional Information, dated March 30, 2018, provide information that you should know before investing in the Funds and should be retained for future reference. The Summary Prospectus, Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling 1-866-270-0300.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE